Offerings	Jan. 09, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock, par value $0.00001 per share, reserved for issuance upon the exercise of outstanding options granted pursuant to the Anywhere Real Estate Inc. Third Amended and Restated 2018 Long-Term Incentive Plan
Amount Registered | shares	926,281
Proposed Maximum Offering Price per Unit	9.33
Maximum Aggregate Offering Price	$ 8,642,201.73
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,193.49
Offering Note	(1) Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of Class A common stock, par value $0.00001 per share ("Common Stock"), which may become issuable under (i) the Anywhere Real Estate Inc. Third Amended and Restated 2018 Long-Term Incentive Plan (the "2018 Plan"), the (ii) Realogy Holdings Corp. Amended and Restated 2012 Long-Term Incentive Plan (the "2012 Plan"), (iii) the Non-Plan Inducement Stock Option Award (the "Inducement Plan") and (iv) the Compass, Inc. 2021 Equity Incentive Plan, in each case by reason of any stock dividend, stock split, recapitalization or any other similar transaction affecting the Common Stock. (2) Estimated in accordance with Rule 457(h) of the Securities Act solely for the purpose of calculating the registration fee on the basis of the weighted average exercise price of (i) $9.33 per share (rounded up to the nearest cent) for outstanding stock options granted under the 2018 Plan, (ii) $18.52 per share (rounded up to the nearest cent) for outstanding stock options granted under the 2012 Plan and (iii) $22.85 per share (rounded up to the nearest cent) for outstanding stock options granted under the Inducement Plan.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock, par value $0.00001 per share, reserved for issuance for outstanding awards granted pursuant to the Anywhere Real Estate Inc. Third Amended and Restated 2018 Long-Term Incentive Plan
Amount Registered | shares	12,336,123
Proposed Maximum Offering Price per Unit	10.58
Maximum Aggregate Offering Price	$ 130,516,181.34
Fee Rate	0.01381%
Amount of Registration Fee	$ 18,024.28
Offering Note	(1) Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of Class A common stock, par value $0.00001 per share ("Common Stock"), which may become issuable under (i) the Anywhere Real Estate Inc. Third Amended and Restated 2018 Long-Term Incentive Plan (the "2018 Plan"), the (ii) Realogy Holdings Corp. Amended and Restated 2012 Long-Term Incentive Plan (the "2012 Plan"), (iii) the Non-Plan Inducement Stock Option Award (the "Inducement Plan") and (iv) the Compass, Inc. 2021 Equity Incentive Plan, in each case by reason of any stock dividend, stock split, recapitalization or any other similar transaction affecting the Common Stock. (3) Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) and Rule 457(h) of the Securities Act based on a per share price of $10.58, the average of the high and low price of the Common Stock on January 6, 2026, as reported on the New York Stock Exchange.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock, par value $0.00001 per share, reserved for issuance upon the exercise of outstanding options granted pursuant to the Realogy Holdings Corp. Amended and Restated 2012 Long-Term Incentive Plan
Amount Registered | shares	573,812
Proposed Maximum Offering Price per Unit	18.52
Maximum Aggregate Offering Price	$ 10,626,998.24
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,467.59
Offering Note	(1) Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of Class A common stock, par value $0.00001 per share ("Common Stock"), which may become issuable under (i) the Anywhere Real Estate Inc. Third Amended and Restated 2018 Long-Term Incentive Plan (the "2018 Plan"), the (ii) Realogy Holdings Corp. Amended and Restated 2012 Long-Term Incentive Plan (the "2012 Plan"), (iii) the Non-Plan Inducement Stock Option Award (the "Inducement Plan") and (iv) the Compass, Inc. 2021 Equity Incentive Plan, in each case by reason of any stock dividend, stock split, recapitalization or any other similar transaction affecting the Common Stock. (2) Estimated in accordance with Rule 457(h) of the Securities Act solely for the purpose of calculating the registration fee on the basis of the weighted average exercise price of (i) $9.33 per share (rounded up to the nearest cent) for outstanding stock options granted under the 2018 Plan, (ii) $18.52 per share (rounded up to the nearest cent) for outstanding stock options granted under the 2012 Plan and (iii) $22.85 per share (rounded up to the nearest cent) for outstanding stock options granted under the Inducement Plan.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock, par value $0.00001 per share, reserved for issuance for outstanding awards granted pursuant to the Realogy Holdings Corp. Amended and Restated 2012 Long-Term Incentive Plan
Amount Registered | shares	19,721
Proposed Maximum Offering Price per Unit	10.58
Maximum Aggregate Offering Price	$ 208,648.18
Fee Rate	0.01381%
Amount of Registration Fee	$ 28.81
Offering Note	(1) Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of Class A common stock, par value $0.00001 per share ("Common Stock"), which may become issuable under (i) the Anywhere Real Estate Inc. Third Amended and Restated 2018 Long-Term Incentive Plan (the "2018 Plan"), the (ii) Realogy Holdings Corp. Amended and Restated 2012 Long-Term Incentive Plan (the "2012 Plan"), (iii) the Non-Plan Inducement Stock Option Award (the "Inducement Plan") and (iv) the Compass, Inc. 2021 Equity Incentive Plan, in each case by reason of any stock dividend, stock split, recapitalization or any other similar transaction affecting the Common Stock. (3) Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) and Rule 457(h) of the Securities Act based on a per share price of $10.58, the average of the high and low price of the Common Stock on January 6, 2026, as reported on the New York Stock Exchange.
Offering: 5
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock, par value $0.00001 per share, reserved for issuance upon the exercise of outstanding options granted pursuant to the Non-Plan Inducement Stock Option Award
Amount Registered | shares	375,132
Proposed Maximum Offering Price per Unit	22.85
Maximum Aggregate Offering Price	$ 8,571,766.20
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,183.76
Offering Note	(1) Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of Class A common stock, par value $0.00001 per share ("Common Stock"), which may become issuable under (i) the Anywhere Real Estate Inc. Third Amended and Restated 2018 Long-Term Incentive Plan (the "2018 Plan"), the (ii) Realogy Holdings Corp. Amended and Restated 2012 Long-Term Incentive Plan (the "2012 Plan"), (iii) the Non-Plan Inducement Stock Option Award (the "Inducement Plan") and (iv) the Compass, Inc. 2021 Equity Incentive Plan, in each case by reason of any stock dividend, stock split, recapitalization or any other similar transaction affecting the Common Stock. (2) Estimated in accordance with Rule 457(h) of the Securities Act solely for the purpose of calculating the registration fee on the basis of the weighted average exercise price of (i) $9.33 per share (rounded up to the nearest cent) for outstanding stock options granted under the 2018 Plan, (ii) $18.52 per share (rounded up to the nearest cent) for outstanding stock options granted under the 2012 Plan and (iii) $22.85 per share (rounded up to the nearest cent) for outstanding stock options granted under the Inducement Plan.
Offering: 6
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock, par value $0.00001 per share, reserved for issuance pursuant to the Compass, Inc. 2021 Equity Incentive Plan
Amount Registered | shares	10,768,931
Proposed Maximum Offering Price per Unit	10.58
Maximum Aggregate Offering Price	$ 113,935,289.98
Fee Rate	0.01381%
Amount of Registration Fee	$ 15,734.46
Offering Note	(1) Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of Class A common stock, par value $0.00001 per share ("Common Stock"), which may become issuable under (i) the Anywhere Real Estate Inc. Third Amended and Restated 2018 Long-Term Incentive Plan (the "2018 Plan"), the (ii) Realogy Holdings Corp. Amended and Restated 2012 Long-Term Incentive Plan (the "2012 Plan"), (iii) the Non-Plan Inducement Stock Option Award (the "Inducement Plan") and (iv) the Compass, Inc. 2021 Equity Incentive Plan, in each case by reason of any stock dividend, stock split, recapitalization or any other similar transaction affecting the Common Stock. (3) Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) and Rule 457(h) of the Securities Act based on a per share price of $10.58, the average of the high and low price of the Common Stock on January 6, 2026, as reported on the New York Stock Exchange.